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vedderprice.com

W. Thomas Conner

Shareholder*

+1 212 407 7715

tconner@vedderprice.com

*Attorney licensed to practice in DC, MA and VA; supervised by

Vedder Price P.C. attorneys in the state of New York.

July 2, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Initial Registration Statement on Form S-3
Brighthouse Life Insurance Company
Brighthouse Shield Level SelectSM 6-Year Annuity v.3

Commissioners:

On behalf of Brighthouse Life Insurance Company (the “Company”), we are transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form S-3 (the “Initial Registration Statement”) for certain individual single premium deferred index-linked separate account annuity contracts (the “Contracts”). Exhibits not included with this filing, and certain other information will be added, and clarifying or stylistic changes will be made, by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at
(212) 407-7715 or Nathaniel Segal at (312) 609-7747.

Very truly yours,

/s/ W. Thomas Conner

W. Thomas Conner

Shareholder*

WTC

Attachment

cc	Nathaniel Segal
Michele H. Abate, Brighthouse Life Insurance Company

1633 Broadway, 31st Floor | New York, New York 10019 | T +1 212 407 7700 | F +1 212 407 7799

Vedder Price P.C. is affiliated with Vedder Price LLP, which operates in England and Wales, Vedder Price (CA), LLP, which operates in California, and Vedder Price Pte. Ltd., which operates in Singapore.

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